Organization and Reorganization - Schedule of Organization and Reorganization (Details)	6 Months Ended
Jun. 30, 2026
New TuanChe New York Inc. (US) [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	New York, USA 2024
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
New TuanChe Colorado Inc. (US) [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Colorado, USA 2025
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
New TuanChe PTE. LTD. (Singapore) [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Singapore 2025
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
New TuanChe Hong Kong Limited (HK) [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Hong Kong, PRC 2024
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Shenzhen Feixingjia Information Technology Co., Ltd. [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Shenzhen, PRC 2024
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Electronic equipment trading,technical support and consulting services
Beijing Feixingjia Information Technology Co.,Ltd. [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Beijing, PRC 2025
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Electronic equipment trading,technical support and consulting services
Changsha Feixingjia Information Technology Co., Ltd. [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Changsha, PRC 2025
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Hainan Tuanche Information Technology Co., Ltd. [Member]
Schedule of Organization and Reorganization [Line Items]
Place and year of incorporation	Danzhou, Hainan, 2026
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services